ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2022
ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

(Amounts in thousands, except for share and per share data)

	As of December 31,
	2021	2022
	RMB	RMB	US$
			(Note 2)
ASSETS
Current assets:
Cash and cash equivalents	112,374	76,610	11,107
Short-term investments	528,909	1,253,628	181,759
Prepayments and other current assets	3,163	15,921	2,308
Total current assets	644,446	1,346,159	195,174
Investments in subsidiaries, VIE and VIE’s subsidiaries	2,959,723	4,102,926	594,868
Intangible assets, net	186,037	1,554,155	225,331
Total non-current assets	3,145,760	5,657,081	820,199
TOTAL ASSETS	3,790,206	7,003,240	1,015,373
LIABILITIES AND SHAREHOLDERS’ (DEFICIT) EQUITY
Accrued expenses and other current liabilities	1,577	3,520	510
TOTAL LIABILITIES	1,577	3,520	510
SHAREHOLDERS’ EQUITY
Ordinary shares (US$0.0001 par value, 2,000,000,000 and 2,000,000,000 shares authorized, 955,876,116 and 1,079,881,662 shares issued, 927,776,552 and 1,021,923,242 shares outstanding as of December 31, 2021 and 2022, respectively)	633	688	100
Additional paid-in capital	15,714,015	20,599,549	2,986,653
Accumulated deficit	(11,816,229)	(13,824,234)	(2,004,326)
Accumulated other comprehensive income (loss)	(109,790)	223,717	32,436
TOTAL SHAREHOLDERS’ EQUITY	3,788,629	6,999,720	1,014,863
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,790,206	7,003,240	1,015,373

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

(Amounts in thousands, except for share and per share data)

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
				(Note 2)
Expenses and income (loss)
Operating expenses	(513,407)	(358,458)	(668,231)	(96,883)
Interest income	18,955	29,633	24,366	3,533
Foreign exchange income (loss)	—	(311)	6,702	972
Other operating income	101	13,334	18,163	2,633
Equity in losses of subsidiaries, VIE and VIE’s subsidiaries	(1,210,825)	(2,155,325)	(1,389,005)	(201,387)
Net loss and net loss attributable to the Company	(1,705,176)	(2,471,127)	(2,008,005)	(291,132)
Accretion of convertible redeemable preferred shares	(375,649)	—	—	—
Net loss available to ordinary shareholders	(2,080,825)	(2,471,127)	(2,008,005)	(291,132)
Net Loss	(1,705,176)	(2,471,127)	(2,008,005)	(291,132)
Other comprehensive loss
Foreign currency translation adjustments	(209,963)	(39,487)	333,507	48,354
Total comprehensive loss	(1,915,139)	(2,510,614)	(1,674,498)	(242,778)

CONDENSED STATEMENTS OF CASHFLOW

(Amounts in thousands, except for share and per share data)

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
				(Note 2)
Net cash provided by operating activities	1,571	42,829	16,869	2,446
Net cash used in investing activities	(20,652)	(4,001,123)	(3,126,808)	(453,345)
Net cash provided by/(used in) financing activities	5,181,447	(936,655)	3,061,020	443,806
Effect of foreign exchange rate changes on cash and cash equivalents	(173,133)	(22,483)	13,155	1,907
Net increase/(decrease) in cash and cash equivalents	4,989,233	(4,917,432)	(35,764)	(5,186)
Cash and cash equivalents, beginning of the year	40,573	5,029,806	112,374	16,293
Cash and cash equivalents, end of the year	5,029,806	112,374	76,610	11,107

NOTES TO SCHEDULE I

(1)	Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company does not include condensed financial information as to the changes in equity as such financial information is the same as the consolidated statements of changes in shareholders’ equity.
(2)	The condensed financial information has been prepared using the same accounting policies as set out in the financial statements except that the equity method has been used to account for investments in its subsidiaries and VIE. For the parent company, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries, VIE and VIE’s subsidiaries” and the subsidiaries and VIE’s profit or loss as “Equity in losses of subsidiaries, VIE and VIE’s subsidiaries” on the Condensed Statements of Operations and Comprehensive Income. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE in investment in and amount due from subsidiaries, VIE and VIE’s subsidiaries even though the parent company is not obligated to provide continuing support or fund losses.
(3)	As of December 31, 2020, 2021 and 2022, there were no material contingencies, significant provisions of long-term obligations, guarantees of the Company.